Risk information - Narrative (Details) € in Millions	12 Months Ended
Dec. 31, 2025 EUR (€)
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Risk weight for standardized approach when no external rating is available	100.00%
Annual turnover limit for classification as small or medium-sized enterprise	€ 50